Gains (Losses) on Derivative Financial Instruments (Detail) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Nondesignated | Foreign Exchange Contract
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) on derivative financial instruments that were recorded in the Consolidated Statement of Income	$ 19,048
Nondesignated | Costless Collar Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) on derivative financial instruments that were recorded in the Consolidated Statement of Income	(6,624)	(4,897)	(5,286)
Derivatives Designated as Hedging Instruments | Cross-Currency Swap Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) on derivative and non-derivative financial instruments that were recorded in accumulated other comprehensive income (loss) in the Consolidated Balance Sheet	(22,600)
Non Derivative Financial Instruments | Foreign Denominated Debt
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) on derivative and non-derivative financial instruments that were recorded in accumulated other comprehensive income (loss) in the Consolidated Balance Sheet	$ (50,581)	$ 40,955